Borrowings	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Borrowings
8. BORROWINGS

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	66,100	99,600	14,870
Current portion of long-term borrowings	2,376	2,684	401

Total current borrowings	68,476	102,284	15,271

Non-Current
Long-term borrowings:
Bank loans	54,349	52,962	7,907

Total non-current borrowings	54,349	52,962	7,907

Total borrowings	122,825	155,246	23,178

Short-term borrowings
In June 2021, Suzhou Gracell entered into the first loan agreement of the year with China Construction Bank, under which Suzhou Gracell borrowed an aggregate principal amount of RMB6.1 million in the form of a term loan for 12 months. Interest on the outstanding balance accrues at a fixed annual rate equal to the one-year
loan prime rate plus 0.45%. Suzhou Gracell
was
required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.
The loan was paid back to the bank during the first half of 2022.
In July 2021, Suzhou Gracell entered into another loan agreement with China Construction Bank, under which Suzhou Gracell borrowed RMB5.0 million for a term of 12 months at an
interest rate equal to the
one-year
loan prime rate plus 0.45%. In August 2021, Suzhou Gracell entered into the third loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year
loan prime rate plus 0.45%. In November 2021, Suzhou Gracell entered into the fourth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed
additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year
loan prime rate plus 0.45%. In December 2021, Suzhou Gracell entered into the Fifth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year
loan prime rate plus 0.45%.
Other than the interest rate, these loan agreements with China Construction Bank have substantially the same terms and conditions. The effective interest rate of these borrowing
s
is 4.30% per annum.
In March 2021, Suzhou Gracell entered into a loan agreement with China CITIC Bank, under which Suzhou Gracell borrowed a principal amount of RMB10.0 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year
loan prime rate. Suzhou Gracell
was
required to make interest payments on the loan monthly and repay principal at the end of the loan term. The loan was paid back to the bank during the first half of
2022.
In October and November 2021, Suzhou Gracell entered into two loan agreements with Hangzhou Bank. Under the agreements, Suzhou Gracell borrowed principal amounts of RMB10.0 million and RMB20.0 million in the form of two term loans for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year
loan prime rate plus 0.50%. The effective interest rate of these borrowings is 4.35% per annum. Suzhou Gracell is required to make interest payments on the loan monthly and repay principal at the end of the loan term.

In March 2022, Suzhou Gracell entered into loan agreements with Hangzhou Bank, under which Suzhou Gracell borrowed an aggregate princip
a
l amount of RMB20.0 million in the form of term loans for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year
loan prime rate plus 0.65%. The effective interest rate
s
of these borrowings are 4.35% per annum.
In March 2022, Suzhou Gracell entered into a loan agreement with China Industrial Bank Co. Ltd, under which Suzhou Gracell borrowed a princip
a
l amount of RMB9.90 million in the form of a term loan for 12 months. The effective interest rate of this borrowing is 4.30% per annum.
In June 2022, Suzhou Gracell entered into loan agreements with China Industrial Bank Co. Ltd, under which Suzhou Gracell borrowed principal amounts of RMB9.80 and RMB9.90 million in the form of term loans for 12 months. The effective interest rates of these borrowings are 4.30% per annum.
Long-term borrowings
In January 2020, Suzhou Gracell entered into a loan agreement with Bank of China, under which Suzhou Gracell obtained a term loan facility of RMB69.0 million for a term of 72 months commencing from the first drawdown date. Interest on the outstanding loan balance accrues at a variable annual rate equal to the five-year loan prime rate plus 0.2%. Suzhou Gracell is required to make interest payments on the loan on a semi-annual basis and payments of principal according to the agreed repayment schedule which will commence from the end of the 42nd month after the first drawdown date. Suzhou Gracell borrowed an aggregate principal amount of RMB44.28 million within the facility limit as of June 30, 2021. The effective interest rate of these borrowings is 4.85% to 5.00% per annum.
In July 2020, Suzhou Gracell entered into a loan agreement with China Merchants Bank, under which Suzhou Gracell obtained a term loan facility of RMB29.0 million for a term of 60 months commencing from June 2, 2020 and ending on June 1, 2025. During the term, Suzhou Gracell may make multiple drawdowns within the facility limit. Interest on the outstanding loan balance accrues quarterly at a variable annual rate equal to the one-year
loan prime rate plus 1%. Suzhou Gracell is required to make payments of principal and interest on the loan on a semi-annual basis unless otherwise agreed by the parties. Suzhou Gracell borrowed an aggregate principal amount of RMB13.87 million within the facility limit and repaid RMB2.50 million as of June 30, 2022. The effective interest rate of these borrowing is 4.85% per annum.